FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
December 31, 2017:
Assets -
Financial assets at fair value through profit or loss	16,587	—	16,587
Liabilities -
Derivative financial instruments	—	448	448
December 31, 2016:
Assets -
Financial assets at fair value through profit or loss	12,313	—	12,313
Liabilities -
Derivative financial instruments	—	6,155	6,155

Schedule of change in derivative liabilities measured at Level 3

	Derivative financial instruments
	Year ended December 31
	2017	2016
	U.S. dollars in thousands
Balance at beginning of the year	6,155	1,237
Proceeds received during the reported year	—	6,070
Exercise of derivative into shares	(20)	—
Fair value adjustments recognized in profit or loss	(5,687)	(1,152)
Balance at the end of the year	448	6,155

Schedule of classification of financial instruments by group

	Assets at fair value through profit or loss	Loans and receivables	Total
	U.S. dollars in thousands
As of December 31, 2017:
Cash and cash equivalents	—	16,455	16,455
Bank deposits	—	13,315	13,315
Trade receivables	—	1,528	1,528
Other receivables (except prepaid expenses)	—	3,160	3,160
Financial assets at fair value through profit or loss	16,587	—	16,587
	16,587	34,458	51,045
As of December 31, 2016:
Cash and cash equivalents	—	53,786	53,786
Bank deposits	—	192	192
Trade receivables	—	*99	99
Other receivables (except prepaid expenses)	—	*1,442	1,442
Financial assets at fair value through profit or loss	12,313	—	12,313
	12,313	55,519	67,832

	Financial
	liabilities at
	fair value	Financial
	through	liabilities at
	profit or	amortized
	loss	cost	Total
	U.S. dollars in thousands
As of December 31, 2017:
Accounts payable	—	4,805	4,805
Accrued expenses and other current liabilities	—	6,025	6,025
Derivative financial instruments	448	—	448
Payable in respect of intangible asset purchase	—	1,000	1,000
	448	11,830	12,278
As of December 31, 2016:
Accounts payable	—	*60	60
Accrued expenses and other current liabilities	—	*3,296	3,296
Derivative financial instruments	6,155	—	6,155
Payable in respect of intangible asset purchase	—	2,000	2,000
	6,155	5,356	11,511

*Reclassified to conform to the current year presentation.

Schedule of composition of financial instruments by currency

		Other
	U.S. dollar	currencies	Total
	U.S. dollars in thousands
As of December 31, 2017:
Assets:
Cash and cash equivalents	15,319	1,136	16,455
Bank deposits	13,101	214	13,315
Financial assets at fair value through profit or loss	16,587	—	16,587
Trade receivable	1,528	—	1,528
Other receivables (except prepaid expenses)	2,426	734	3,160
	48,961	2,084	51,045
Liabilities:
Accounts payable	4,333	472	4,805
Accrued expenses and other currents liabilities	6,005	20	6,025
Payable in respect of intangible asset purchase	1,000	—	1,000
Derivative financial instruments	448	—	448
	11,786	492	12,278
	37,175	1,592	38,767

As of December 31, 2016:
Assets:
Cash and cash equivalents	51,936	1,850	53,786
Bank deposits	—	192	192
Financial assets at fair value through profit or loss	12,313	—	12,313
Receivables (except prepaid expenses)	1,078	463	1,541
	65,327	2,505	67,832
Liabilities:
Accounts payable and accrued expenses	3,227	129	3,356
Payable in respect of intangible asset purchase	2,000	—	2,000
Derivative financial instruments	6,155	—	6,155
	11,382	129	11,511
	53,945	2,376	56,321